SEPARATE ACCOUNT ASSETS AND LIABILITIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Separate Account, Liability [Roll Forward]
Balance, beginning of year	$ 1,343	$ 1,189
Policyholder deposits	65	74
Net investment income	87	66
Net realized capital gains on investments	57	117
Policyholder benefits and withdrawals	(649)	(119)
Net transfer to general account	(65)	33
Policy charges	(16)	(17)
Total changes	(521)	154
Balance, end of year	822	1,343
Cash surrender value	$ 794	$ 724